EARNINGS PER SHARE - Additional Information (Detail) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock oustanding	38,667,705	38,667,705	0
Antidilutive securities excluded from computation of earnings per share amount	0	0
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock oustanding	0	0